Financial Instruments With Off-Balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2013
Financial Instruments With Off-Balance Sheet Risk [Abstract]
Schedule of Off-balance Sheet Risks

	Contract amount
	2013	2012
Commitments to extend credit, including commitments to grant
loans and unfunded commitments under lines of credit	$117,684	$92,492

Standby letters of credit	$1,693	$1,619